UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07493)

Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-966-4354

Date of fiscal year end: October 31

Date of reporting period: June 30, 2008

Item 1. Proxy Voting Record.

Name of Fund:	Hennessy Balanced
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Merck & Co., Inc.	4/22/2008	589337107	MRK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1 Directors	issuer/shareholder
2. Rat appt of ind reg publ a/c'ing firm
3. Stkhldr prop: concerning mangement Comp
4. Stkhldr prop: Concerning an adv vote on exe comp
5. stkholdr prop: concerning special shrhldr meeting
6. Stkhldr prop: concerning an ind lead director

Name of Fund:	Hennessy Balanced
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
General Electric	4/23/2008	369604103	GE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1 Directors	issuer/
2. Cumulative voting
3. Separate roles CEO and Chair
4. Recoup unearned mgmnt bonuese
5. Curb over=extended directos
6. Report on charitable contributions
7. Global warming report
8. Advisory vote on executive comp.

Name of Fund:	Hennessy Balance
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Citigroup Inc.	4/22/2008	172967101	C

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1 Directors	issuer/
2. Rat KPMG
3. Shrhldr prop:
re a report on prior govt service of certain
individuals
re a report on political contributions
re that exective comp be limited to 100 times
the average comp paid to worldwide employees
re that two candidates be nominated for each board position
re the adoption of certain employment principles for
exe officers.
re that citi amend its GHG emissions policies
re a report on how investment policies address
or could address human righs issues
re an ind board chairman
re an advisory vote to ratify exe comp.

Name of Fund:	Hennessy Balanced
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Coca-Cola FEMSA	4/8/2008	191241108	KO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Report of the boards, presentation of the fincl	issuer/
statements
2. Report w/respect to the compliance of tax
obligations
3. Application of the results for the 2007 fiscal yr.
4. Determine as the max amount of resources to
be used for share repurchase prog.
5. Election of proprietary and alternate mambers
6. Prop to integrate
7. Appt of delegates
8. Reading/approval of minutes

Name of Fund:	Hennessy Balanced
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Pfizer Incorporation	4/24/2008	717081103	PFE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Prop to rat. KPMG
3. Shrhldr Prop:
re stock otpions
re separation of chairman and CEO roles

Name of Fund:	Hennessy Balance
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
A T & T Corporation	4/25/2008	00206R102	T

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat of appt. of ind auditors
3. Stkhldr prop:
report on political contributions
pension credit policy
Lead independent director bylaw
SERP policy
Advisory vote on compensation

Name of Fund:	Hennessy Balance
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
E. I. Du Pont De	4/30/2008	263534109	DD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat ind reg pub accounting firm
3. on plant closure
4. on separation of positions of chair and ceo
5. on global warming report
6. on amendment to human rights policy
7. on shareholder say on executive pay

Name of Fund:	Hennessy Balanced
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Verizon Comm	5/1/2008	92343V104	VZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Drectors	issuer/shareholder
2. Rat appt ind. Reg pub a/c firm
3. Eliminate stk options
4. Gender identity nondisc. Policy
5. Separate offices of Chairman and CEO

Name of Fund:	Hennessy Balanced
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Kraft Foods Inc.	5/13/2008	50075N104	KFT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Drectors	issuer
2. Rat of the selelction of ind. Auditors

Name of Fund:	Hennessy Balanced
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
J P Morgan Chase	5/20/2008	46625H100	JPM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Drectors	issuer
2. Appt. ind reg pub a/c firm
3. Approval of 2005 l/t incentive plan
4. Reapproval of key executive perf. Plan
5. Government service reports
6. Political contributions report
7. Independent Chairman of the board
8. Executive comp. Approval
9. Two candidates per directorship
10. Human righs and investment report
11. Lobbying priorities report

Name of Fund:	Hennessy Balanced
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Owens-Illinois	5/9/2008	690768403	OI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young

Name of Fund:	Hennessy Balanaced
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
The Home Depot	5/22/2008	437076102	HD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat KPMG
3. To approve the mat terms of officer perf.
goals under the incentive plan
4. To approve an amendment to the co empl. Stk
purch pl to increase the number of res. Shs.
Shrhldr props:
re political nonpartisanship
re special shrhldr meeting
re employmet diversity report disclosure
re executive officer comp.
re pay-for- superior perf.

Name of Fund:	Hennessy Balanaced
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
General Motors	6/3/2008	370442105	GM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat. Of Deloitte & Touche
Stkhldr Prop:
disclosre of political contributions
disclosure of political contributions
healthcare reform principles
stokhldr advisory vote on exe. Comp
greenhouse gas emissions
cumulative voting
special stkhld meetings
perf based equity comp

Name of Fund:	Hennessy Balanaced
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Altria Group Inc.	5/28/2008	02209S103	MO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat ind auditors
Stkhldr Prop:
executive pay
cumulative voting
apply globally practices demanded by master agreement
stop youth oriented ad campaigns
two cigarette approach to marketing
endorse health care principles

Name of Fund:	Hennessy Balanaced
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Fairpoint communications	6/18/2008	305560104	FRP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. To rat. Appt of Ernst & Young
3. To approve the l/t incentive plan
4. To approve the 2008 annual incentive plan.

Name of Fund:	Hennessy Total Return
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Merck & Co., Inc.	4/22/2008	589337107	MRK

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1 Directors	issuer/shareholder
2. Rat appt of ind reg publ a/c'ing firm
3. Stkhldr prop: concerning mangement Comp
4. Stkhldr prop: Concerning an adv vote on exe comp
5. stkholdr prop: concerning special shrhldr meeting
6. Stkhldr prop: concerning an ind lead director

Name of Fund:	Hennessy Total Return
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
General Electric	4/23/2008	369604103	GE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1 Directors	issuer/
2. Rat KPMG
3. Stkholdr props:
re a report on prior govt service of certain individuals
re a report on prior govt service of certain individuals
6. Report on charitable contributions
7. Global warming report
8. Advisory vote on executive comp.

Name of Fund:	Hennessy Total Return
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Citigroup Inc.	4/22/2008	172967101	C

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1 Directors	issuer/
2. Rat KPMG
3. Shrhldr prop:
re a report on prior govt service of certain
individuals
re a report on political contributions
re that exective comp be limited to 100 times
the average comp paid to worldwide employees
re that two candidates be nominated for each board position
re the adoption of certain employment principles for
exe officers.
re that citi amend its GHG emissions policies
re a report on how investment policies address
or could address human righs issues
re an ind board chairman
re an advisory vote to ratify exe comp.

Name of Fund:	Hennessy Total Return
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Coca-Cola FEMSA	4/8/2008	191241108	KO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Report of the boards, presentation of the fincl	issuer/
statements
2. Report w/respect to the compliance of tax
obligations
3. Application of the results for the 2007 fiscal yr.
4. Determine as the max amount of resources to
be used for share repurchase prog.
5. Election of proprietary and alternate mambers
6. Prop to integrate
7. Appt of delegates
8. Reading/approval of minutes

Name of Fund:	Hennessy Total Return
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Pfizer Incorporation	4/24/2008	717081103	PFE

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Prop to rat. KPMG
3. Shrhldr Prop:
re stock otpions
re separation of chairman and CEO roles

Name of Fund:	Hennessy Total Return
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
A T & T Corporation	4/25/2008	00206R102	T

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat of appt. of ind auditors
3. Stkhldr prop:
report on political contributions
pension credit policy
Lead independent director bylaw
SERP policy
Advisory vote on compensation

Name of Fund:	Hennessy Total Return
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
E. I. Du Pont De	4/30/2008	263534109	DD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat ind reg pub accounting firm
3. on plant closure
4. on separation of positions of chair and ceo
5. on global warming report
6. on amendment to human rights policy
7. on shareholder say on executive pay

Name of Fund:	Hennessy Total Return
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Verizon Comm	5/1/2008	92343V104	VZ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Drectors	issuer
2. Rat appt ind. Reg pub a/c firm
3. Eliminate stk options
4. Gender identity nondisc. Policy
5. Separate offices of Chairman and CEO

Name of Fund:	Hennessy Total Return
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Kraft Foods Inc.	5/13/2008	50075N104	KFT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Drectors	issuer
2. Rat of the selelction of ind. Auditors

Name of Fund:	Hennessy Total Return
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
J P Morgan Chase	5/20/2008	46625H100	JPM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Drectors	issuer
2. Appt. ind reg pub a/c firm
3. Approval of 2005 l/t incentive plan
4. Reapproval of key executive perf. Plan
5. Government service reports
6. Political contributions report
7. Independent Chairman of the board
8. Executive comp. Approval
9. Two candidates per directorship
10. Human righs and investment report
11. Lobbying priorities report

Name of Fund:	Hennessy Total Return
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Owens-Illinois	5/9/2008	690768403	OI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Ernst & Young

Name of Fund:	Hennessy Total Return
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
The Home Depot	5/22/2008	437076102	HD

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat KPMG
3. To approve the mat terms of officer perf.
goals under the incentive plan
4. To approve an amendment to the co empl. Stk
purch pl to increase the number of res. Shs.
Shrhldr props:
re political nonpartisanship
re special shrhldr meeting
re employmet diversity report disclosure
re executive officer comp.
re pay-for- superior perf.

Name of Fund:	Hennessy Total Return
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
General Motors	6/3/2008	370442105	GM

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat. Of Deloitte & Touche
Stkhldr Prop:
disclosre of political contributions
disclosure of political contributions
healthcare reform principles
stokhldr advisory vote on exe. Comp
greenhouse gas emissions
cumulative voting
special stkhld meetings
perf based equity comp

Name of Fund:	Hennessy Total Return
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Altria Group Inc.	5/28/2008	02209S103	MO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat ind auditors
Stkhldr Prop:
executive pay
cumulative voting
apply globally practices demanded by master agreement
stop youth oriented ad campaigns
two cigarette approach to marketing
endorse health care principles

Name of Fund:	Hennessy Total Return
Period:	6/30/07 to 7/1/08

Company Name	Meeting Date	Cusip	Ticker
Fairpoint communications	6/18/2008	305560104	FRP

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. To rat. Appt of Ernst & Young
3. To approve the l/t incentive plan
4. To approve the 2008 annual incentive plan.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hennessy Funds, Inc.

By (Signature and Title)*   /s/ Neil J. Hennessy
Neil J. Hennessy
Chief Executive Officer

Date            7/18/08